Transfers and Servicing of Financial Assets - Additional Information (Detail) (USD $)			3 Months Ended		6 Months Ended	9 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Reserve For Mortgage Repurchases And Indemnifications	Sep. 30, 2012 Reserve For Mortgage Repurchases And Indemnifications	Jun. 30, 2013 Reserve For Mortgage Repurchases And Indemnifications	Sep. 30, 2013 Reserve For Mortgage Repurchases And Indemnifications	Sep. 30, 2012 Reserve For Mortgage Repurchases And Indemnifications	Jun. 30, 2013 FNMA	Sep. 30, 2013 FNMA	Dec. 31, 2012 FNMA	Jun. 30, 2013 GNMA	Sep. 30, 2013 GNMA	Dec. 31, 2012 GNMA	Sep. 30, 2013 FHLMC	Dec. 31, 2012 FHLMC
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Assumption for default rates								2.85%	3.94%	2.37%	6.38%	6.41%	5.41%	3.83%
MSRs balance	$ 42,202,394	$ 17,679,198													$ 0
Uncollectible interest on outstanding mortgage loans incurred			$ 56,000	$ 0	$ 38,000	$ 94,000	$ 0